September 27, 2010

Kei Nakada
Staff Accountant
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	National Western Life Insurance Company
Form 10-K for the year ended December 31, 2009
Schedule 14A filed April 30, 2010
Form 10-Q for the quarter ended March 31, 2010
File No. 001-34411

Dear Ms. Nakada:

As requested by Laura Crotty, attached is a draft of an amended filing on Form 10-K/A for National Western Life Insurance Company for the year ended December 31, 2009. Our understanding is that you wished to review and approve the Form 10-K/A in draft form prior to the Company formally making a filing.

The changes made to the Company’s Form 10-K in response to your comment letter have been identified via a red font. Please note that comments made with respect to the Company’s annual proxy filed on Schedule 14A have been addressed by incorporating the pertinent section of the Schedule 14A filing into the draft Form 10-K/A.

Thank you for your consideration in reviewing the draft Form 10-K/A filing. Please contact me regarding comments or questions at bpribyl@nationalwesternlife.com or (512) 719-2493.

Sincerely,

/S/Brian M. Pribyl
Brian M. Pribyl
Senior Vice President
Chief Financial Officer & Treasurer